ORGANIZATION, CONSOLIDATION AND PRINCIPAL ACTIVITIES (Tables)	12 Months Ended
Dec. 31, 2024
ORGANIZATION, CONSOLIDATION AND PRINCIPAL ACTIVITIES
Schedule of subsidiaries and variable interest entities

			Percentage of
			equity interest
	Date of	Place of	attributable to
Name	establishment	establishment	the Company	Principal activities
Subsidiaries
iHuman Online Limited (“iHuman Online”)	October 2, 2019	Hong Kong	100%	Investment holding and operation of online applications
Hongen Perfect Future (Tianjin) Investment Co., Ltd. (“Hongen Investment”, or the “WFOE”)	November 11, 2019	Mainland China	100%	Management and technical consulting
Hongen Perfect (Beijing) Education Technology Development Co., Ltd.	May 19, 2020	Mainland China	100%	Research and development
Variable interest entity
Tianjin Hongen Perfect Future Education Technology Co., Ltd. (“Tianjin Hongen”, or the “VIE”)	March 30, 2016	Mainland China	N/A*	Operation of online applications
Subsidiary of the VIE
Beijing Jinhongen Education Technology Co., Ltd. (“Beijing Jinhongen”)	September 4, 2019	Mainland China	N/A*	Offering of products and other services

* These entities are controlled by the Company pursuant to the contractual arrangements disclosed below.

Schedule of VIE and its subsidiaries' financial statements

The table sets forth the assets and liabilities of the VIE and VIE’s subsidiaries included in the Group’s consolidated balance sheets:

	As of December 31,
	2023	2024	2024
	RMB	RMB	US$
	(in thousands)
ASSETS
Current assets
Cash and cash equivalents	739,750	698,463	95,689
Short-term investments	—	30,900	4,233
Accounts receivable, net of allowance of RMB5,926 and RMB5,565 (US$762) as of December 31, 2023 and 2024, respectively	57,517	48,375	6,627
Inventories, net	17,084	23,957	3,282
Amounts due from related parties (including amounts due from Group entities of RMB118,806 and RMB171,522 (US$23,498) as of December 31, 2023 and 2024, respectively)	120,067	172,992	23,700
Prepayments and other current assets	83,200	81,395	11,151
Total current assets	1,017,618	1,056,082	144,682
Non‑current assets
Property and equipment, net	5,935	3,298	452
Intangible assets, net	17,033	15,269	2,092
Operating lease right‑of‑use assets	3,648	14,885	2,039
Long-term investment	26,333	26,333	3,608
Other non‑current assets	6,033	21,345	2,924
Total non‑current assets	58,982	81,130	11,115
Total assets	1,076,600	1,137,212	155,797
LIABILITIES
Current liabilities
Accounts payable	21,702	26,632	3,649
Deferred revenue and customer advances	317,270	280,705	38,456
Amounts due to related parties (including amounts due to Group entities of RMB4,943 and RMB403 (US$55) as of December 31, 2023 and 2024, respectively)	8,989	1,965	269
Accrued expenses and other current liabilities	106,256	100,213	13,729
Current operating lease liabilities	1,927	3,661	502
Total current liabilities	456,144	413,176	56,605
Non‑current liabilities
Non‑current operating lease liabilities	1,933	11,252	1,542
Total non‑current liabilities	1,933	11,252	1,542
Total liabilities	458,077	424,428	58,147

The table sets forth the results of operations of the VIE and VIE’s subsidiaries included in the Group’s consolidated statements of comprehensive income for the years ended December 31, 2022, 2023 and 2024, respectively:

	For the year ended December 31,
	2022	2023	2024	2024
	RMB	RMB	RMB	US$
	(in thousands)
Revenues	985,436	1,010,418	895,193	122,641
Net income	189,204	258,999	149,122	20,430

The table sets forth the cash flows of the VIE and VIE’s subsidiaries included in the Group’s consolidated statements of cash flows for the years ended December 31, 2022, 2023 and 2024, respectively:

	For the year ended December 31,
	2022	2023	2024	2024
	RMB	RMB	RMB	US$
	(in thousands)
Net cash provided by operating activities	258,279	215,169	64,861	8,886
Net cash provided by (used in) investing activities	(68,433)	18,960	(48,718)	(6,674)
Net cash used in financing activities	—	—	(57,430)	(7,868)
Net change in cash and cash equivalents	189,846	234,129	(41,287)	(5,656)